Loans and Allowance for Credit Losses - Additional Detail of Allowance for Credit Losses and Related Loan Balances by Portfolio Type (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance Balance at End of Period
Loans individually evaluated for impairment	$ 9	$ 32
TDRs collectively evaluated for impairment	449	520
Other loans collectively evaluated for impairment	3,825	3,815
Loans acquired with deteriorated credit quality	92	170
Total allowance for credit losses	4,375	4,537	4,733	5,014
Loan balance at end of period
Loans individually evaluated for impairment	299	496
TDRs collectively evaluated for impairment	5,681	6,243
Other loans collectively evaluated for impairment	238,555	224,557
Loans acquired with deteriorated credit quality	3,316	3,939
Total loans	242,570	226,773
Total loans	247,851	235,235
Commercial [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	5	15
TDRs collectively evaluated for impairment	12	19
Other loans collectively evaluated for impairment	1,129	1,041
Total allowance for credit losses	1,146	1,075	1,051	1,010
Loan balance at end of period
Loans individually evaluated for impairment	159	197
TDRs collectively evaluated for impairment	124	155
Other loans collectively evaluated for impairment	80,093	69,680
Loans acquired with deteriorated credit quality	1	1
Total loans	80,377	70,033
Commercial Real Estate [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	4	17
TDRs collectively evaluated for impairment	12	26
Other loans collectively evaluated for impairment	678	700
Loans acquired with deteriorated credit quality	32	33
Total allowance for credit losses	726	776	857	1,154
Loan balance at end of period
Loans individually evaluated for impairment	128	237
TDRs collectively evaluated for impairment	393	358
Other loans collectively evaluated for impairment	41,744	39,129
Loans acquired with deteriorated credit quality	530	161
Total loans	42,795	39,885
Residential Mortgages [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	319	329
Other loans collectively evaluated for impairment	468	546
Total allowance for credit losses	787	875	935	927
Loan balance at end of period
Loans individually evaluated for impairment	12
TDRs collectively evaluated for impairment	4,653	5,064
Other loans collectively evaluated for impairment	46,953	46,090
Loans acquired with deteriorated credit quality	1	2
Total loans	51,619	51,156
Credit Card [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	61	87
Other loans collectively evaluated for impairment	819	797
Total allowance for credit losses	880	884	863	992
Loan balance at end of period
TDRs collectively evaluated for impairment	240	310
Other loans collectively evaluated for impairment	18,275	17,711
Total loans	18,515	18,021
Other Retail [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	41	55
Other loans collectively evaluated for impairment	730	726
Total allowance for credit losses	771	781	848	831
Loan balance at end of period
TDRs collectively evaluated for impairment	237	269
Other loans collectively evaluated for impairment	49,027	47,409
Total loans	49,264	47,678
Total Loans, Excluding Covered Loans [Member]
Allowance Balance at End of Period
Loans individually evaluated for impairment	9	32
TDRs collectively evaluated for impairment	445	516
Other loans collectively evaluated for impairment	3,824	3,810
Loans acquired with deteriorated credit quality	32	33
Total allowance for credit losses	4,310	4,391	4,554	4,914
Loan balance at end of period
Loans individually evaluated for impairment	299	434
TDRs collectively evaluated for impairment	5,647	6,156
Other loans collectively evaluated for impairment	236,092	220,019
Loans acquired with deteriorated credit quality	532	164
Total loans	242,570	226,773
Covered Loans [Member]
Allowance Balance at End of Period
TDRs collectively evaluated for impairment	4	4
Other loans collectively evaluated for impairment	1	5
Loans acquired with deteriorated credit quality	60	137
Total allowance for credit losses	65	146	179	100
Loan balance at end of period
Loans individually evaluated for impairment		62
TDRs collectively evaluated for impairment	34	87
Other loans collectively evaluated for impairment	2,463	4,538
Loans acquired with deteriorated credit quality	2,784	3,775
Total loans	$ 5,281	$ 8,462